   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  June 17, 2017 to July 17, 2017

   Commission File Number of issuing entity:  333-206582-06

   Central Index Key Number of issuing entity:  0001689417

   Morgan Stanley Capital I Trust 2016-UBS12

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-206582

   Central Index Key Number of depositor:  0001547361

   Morgan Stanley Capital I Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001685185

   UBS AG

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541557

   Morgan Stanley Mortgage Capital Holdings LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001102113

   Bank of America, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001542256

   Natixis Real Estate Capital LLC

   (Exact name of sponsor as specified in its charter)

   Jane Lam (212) 761-4000

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-4014781

38-4014782

38-7170490

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑SB	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
X-A	___	___	X	___
X‑B	___	___	X	___
A-S	___	___	X	___
B	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2017, a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2016-UBS12.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by UBS AG, Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association or Natixis Real Estate Capital LLC (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2016-UBS12 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from June 17, 2017 to July 17, 2017.

UBS AG, one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of UBS AG is 0001685185.

Morgan Stanley Mortgage Capital Holdings LLC, one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on May 12, 2017. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association, one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on May 12, 2017. The CIK number of Bank of America, National Association is 0001102113.

Natixis Real Estate Capital LLC, one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2017.  The CIK number of Natixis Real Estate Capital LLC is 0001542256.

Part II - OTHER INFORMATION

Item 9.  Other Information.

Midland Loan Services, a Division of PNC Bank, National Association in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2016-UBS12, affirms the following amounts in the respective accounts:

Certificate Account Balance
Prior Distribution Date:	6/16/2017	$3,336.74
Current Distribution Date:	7/17/2017	$2,150.00

REO Account Balance
Prior Distribution Date:	5/17/2017	N/A
Current Distribution Date:	7/17/2017	N/A

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2016-UBS12, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	6/16/2017	$5,150.80
Current Distribution Date:	7/17/2017	$4,981.42
Interest Reserve Account Balance
Prior Distribution Date:	6/16/2017	$0.00
Current Distribution Date:	7/17/2017	$0.00
Gain-on-Sale Reserve Account
Prior Distribution Date:	6/16/2017	$0.00
Current Distribution Date:	7/17/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2016-UBS12, relating to the July 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/   George Kok

George Kok, President

Date:  July 24, 2017

EXHIBIT INDEX

Exhibit Number                Description

EX 99.1                    Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2016-UBS12, relating to the July 17, 2017 distribution.